May 22, 2009

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE:	Sit Mutual Funds II, Inc. (the “Registrant”)
CIK #: 0000746601
File Nos. 2-91312 and 811-04033

Ladies and Gentlemen:

On behalf of the Registrant, I herewith enclose and file a Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A.

The enclosed Registration Statement represents Post-Effective Amendment No. 39 under the Securities Act of 1933 to the Registration Statement on Form N-1A. The enclosed Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, to become effective on August 1, 2009.

The purpose of the enclosed Amendment is to file annually updated information and financial highlights as of the March 31, 2009 fiscal year end, and the following material changes:

•	Addition of an early redemption fee
•	Termination of the investment adviser’s voluntary fee waiver

A Post-Effective Amendment pursuant to Rule 485(b) will be filed prior to the August 1, 2009 effective date in order to include June 30, 2009 returns and assets under management in the Prospectus, update the table detailing other accounts managed by the portfolio management team in the Statement of Additional Information, and to address any comments from the SEC Examiner regarding the enclosed filing.

Please direct any questions or comments on the enclosed filings to my attention. I can be reached directly at 612-359-2536. Thank you.

Sincerely,

/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Enclosures

cc:	Eric Berglund, KPMG LLP
Michael Radmer, Dorsey & Whitney LLP